Real Estate Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Number	Dec. 31, 2011 Number	Dec. 31, 2010
Assets
Other Finite-Lived Intangible Assets, Gross	$ 673,684	$ 428,199
Accumulated amortization	(257,242)	(148,380)
Net book value	416,442	279,819
Weighted-average amortization period in years	16 years 4 months	17 years 0 months
Liabilities
Real estate intangible liabilities, Gross	86,526	72,304
Accumulated amortization	(27,753)	(21,387)
Net book value	58,773	50,917
Weighted-average amortization period in years	14.3	12.3
Real Estate Intangible Amortization [Abstract]
Rental income related to above/below market tenant leases, net	1,120	3,340	3,829
Property operating expenses related to above/below market ground leases, net	(1,285)	(1,161)	(1,049)
Depreciation and amortization related to in place lease intangibles and lease commissions	(103,044)	(98,856)	(18,298)
Intangible Asset [Member]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized [Line Items]
2013	112,730
2014	62,787
2015	29,220
2016	23,201
2017	23,453
Thereafter	165,051
Totals	416,442
Intangible Liability [Member]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized [Line Items]
2013	7,200
2014	6,616
2015	5,645
2016	5,233
2017	4,920
Thereafter	29,159
Totals	58,773
In place lease intangibles [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	541,729	332,645
Above market tenant leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	56,086	35,973
Below market ground leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	61,450	51,316
Lease commissions [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	14,419	8,265
Below market tenant leases [Member]
Liabilities
Real estate intangible liabilities, Gross	77,036	67,284
Above market ground leases [Member]
Liabilities
Real estate intangible liabilities, Gross	$ 9,490	$ 5,020